Derivatives (Summary of Notional Amounts of Over the Counter and Exchange Traded Derivatives) (Parenthetical) (Details) - CAD ($)	Oct. 31, 2024	Oct. 31, 2023
Disclosure of financial assets [line items]
Notional amount	$ 25,783,596,000,000	$ 23,423,169,000,000
Non Trading Derivatives [member]
Disclosure of financial assets [line items]
Notional amount	1,925,290,000,000
Non Trading Derivatives [member] | Over -the-counter clearing houses [member]
Disclosure of financial assets [line items]
Notional amount	1,532,000,000,000	1,970,000,000,000
Non Trading Derivatives [member] | Over-the-counter non-clearing house [member]
Disclosure of financial assets [line items]
Notional amount	394,000,000,000	426,000,000,000
Non Trading Derivatives [member] | Exchange traded contracts [member]
Disclosure of financial assets [line items]
Notional amount	$ 0	$ 0